ORDINARY SHARE AND SHARE INCENTIVE PLANS - Unvested Restricted Awards (Details) - 2017 Equity Incentive Plan - Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Shares
Total nonvested restricted stock at the beginning of the period (in shares)	58	35
Granted (in shares)	30	43
Vested (in shares)	(43)	(20)
Total nonvested restricted stock at the end of the period (in shares)	45	58
Weighted average grant date fair value
Total nonvested restricted stock at the beginning of the period (in dollars per share)	$ 2.91	$ 3.28
Granted (in dollars per share)	2.63	3.03
Vested (in dollars per share)	3.03	3.79
Total nonvested restricted stock at the end of the period (in dollars per share)	$ 2.61	$ 2.91